TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 09-Jul-12 Page 1 of 3

Payment Determination Statement Number	22
Distribution Date	09-Jul-12
Record Date	08-Jul-12

Dates Covered	From and	To and Including
Collections Period	01-Jun-12	30-Jun-12
Accrual Period	08-Jun-12	08-Jul-12
30/360 Days	30
Actual/360 Days	31

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance - Beginning of Period	83,976	$574,174,846.40
Collections of Installment Principal		30,992,285.05
Collections Attributable to Full Payoffs		13,113,568.12
Principal Amount of Repurchases		15,275.75
Principal Amount of Gross Losses		3,578,943.31

Pool Balance - End of Period(EOP)	80,154	$526,474,774.17

Pool Statistics		End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)		$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)		25.06%

Ending Overcollateralization(O/C) Amount		$104,642,033.60
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)		124.807%
Ending Reserve Account Balance		$10,504,202.58

Net Credit Losses		$2,719,586.08	Trigger	Compliance?
Net Credit Loss Percentage		1.539%	8.00%	Yes
Cumulative Net Credit Losses		$32,336,969.88
Cumulative Recovery Ratio		49.787%

		$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent		$14,683,951.71	2.789%	1,944
61-90 Days Delinquent		1,358,644.81	0.258%	148
91-120 Days Delinquent		322,720.91	0.061%	33
121 Days or More Delinquent		0.00	0.000%	0
Repossessions		727,901.86	0.138%	75
(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount		$2,409,267.58
60+ Days Delinquency Ratio (3 mos weighted avg.)		0.43264%

		Current Month	Prior Month
Weighted Average A.P.R.		7.450%	7.438%
Weighted Average Remaining Term (months)		19.70	20.44
Weighted Average Seasoning (months)		50.41	49.54

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 09-Jul-12 Page 2 of 3

Cash Sources
Collections of Installment Principal	$30,992,285.05
Collections Attributable to Full Payoffs	13,113,568.12
Principal Amount of Repurchases	15,275.75
Recoveries on Loss Accounts	859,357.23
Collections of Interest	3,520,861.96
Investment Earnings	1.21
Reserve Account Draw	0.00

Total Sources	$48,501,349.32

Cash Uses
Servicer Fee	$478,479.04
Backup Servicer Fee	4,784.79
A Note Interest	148,651.40
First Priority Principal Distribution Amount	0.00
B Note Interest	114,101.63
Second Priority Principal Distribution Amount	0.00
C Note Interest	134,803.33
Third Priority Principal Distribution Amount	0.00
D Note Interest	320,449.07
Fourth Priority Principal Distribution Amount	0.00
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	47,300,080.06
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	0.00

Total Cash Uses	$48,501,349.32

Administrative Payment
Total Principal and Interest Sources	$48,501,349.32
Investment Earnings in Trust Account	(1.21)
Daily Collections Remitted	(48,501,348.11)
Reserve Account Draw	0.00
Servicer Fee	(478,479.04)
Distribution to Class E Noteholders	0.00

Payment Due to/(from) Trust Account	$(478,479.04)

O/C Release (Prospectus pg S42)
Pool Balance		$526,474,774.17

Total Securities		$421,832,740.57

Adjusted O/C Amount		$104,642,033.60

Target Overcollateralization Amount		$105,042,025.77

O/C Release Period?		No

O/C Release		$0.00

Current Net Credit Loss Percentage		1.539%

If Net Credit Loss Percentage is	Required O/C
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%

Current Required O/C%		8.000%

TD Auto Finance LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 09-Jul-12 Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-3 318,891,000.00 @ 0.91%	196,023,820.63	148,723,740.57	466.3779805	47,300,080.06	148.3267952	148,651.40	0.4661511
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$469,132,820.63	$421,832,740.57		$47,300,080.06		$718,005.43

*	Class A-2, A-3, B, C, and D interest is computed on a 30/360 basis.

Manager                                 05-Jul-12

(248) 427-2557                         Date